FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Capital Management (Details) - PEN (S/) S/ in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital management [Abstract]
Regulatory capital requirement	S/ 40,009.5	S/ 33,452.6
Regulatory capital exceeds minimum regulatory capital required	S/ 10,885.9	S/ 7,731.9